Average Annual Total Returns{- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund K PRO-09 - Fidelity® Blue Chip Growth Fund	Fidelity Blue Chip Growth Fund-Class K Return Before Taxes Past 1 year	Fidelity Blue Chip Growth Fund-Class K Return Before Taxes Past 5 years	Fidelity Blue Chip Growth Fund-Class K Return Before Taxes Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	22.81%	29.70%	22.37%	27.60%	25.32%	19.79%